IFRSs and interpretations to be adopted and other adjustments (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Amendments to IAS 39, IFRS 9 and IFRS 7 (Interest Rate Benchmark Reform - Phase 2)
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2021
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS will adopt these amendments on 1 January 2021 and does not expect a material effect on the Group’s financial statements.
IFRS 17, Insurance Contracts
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2023
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS is assessing the standard, but does not expect it to have a material effect on the Group’s financial statements.
Annual Improvements to IFRSs 2018-2020 Cycle and narrow-scope amendments to IFRS 3, Business Combinations, and IAS 37, Provisions, Contingent Liabilities and Contingent Assets
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2022
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS is currently assessing the effect on the Group’s financial statements.
Amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2023
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS is currently assessing the effect on the Group’s financial statements.
UBS AG | Amendments to IAS 39, IFRS 9 and IFRS 7 (Interest Rate Benchmark Reform - Phase 2)
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2021
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS AG will adopt these amendments on 1 January 2021 and does not expect a material effect on its financial statements.
UBS AG | IFRS 17, Insurance Contracts
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2023
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS AG is assessing the standard, but does not expect it to have a material effect on its financial statements.
UBS AG | Annual Improvements to IFRSs 2018-2020 Cycle and narrow-scope amendments to IFRS 3, Business Combinations, and IAS 37, Provisions, Contingent Liabilities and Contingent Assets
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2022
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS AG is currently assessing the effect on its financial statements.
UBS AG | Amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2023
Discussion of impact that initial application of new IFRS is expected to have on financial statements	UBS AG is currently assessing the effect on its financial statements.